Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

16.    Subsequent Events

Convertible 12% Promissory Notes

On April 1, 2024, the Company entered into a convertible 12% promissory note agreement with lender who is also an FPA Investor for $0.2 million with a one year term, issued at a 10.0% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 166,667 shares of common stock as well as warrants that allow the lender to acquire up to 220,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On April 1, 2024, the Company entered into a 12% promissory note agreement for $0.3 million with a one year term, issued at a 10.0% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 250,000 shares of common stock as well as warrants that allow the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment. On May 9, 2024, the promissory note was repaid in full for an aggregate payment of $0.4 million.

On April 8, 2024, the Convertible 12% Promissory Note entered into on March 21, 2024 was repaid in full, for an aggregate payment of $0.4 million.

On April 28, 2024 the Company entered into letter agreements with two holders of Convertible 12% Promissory Notes, who are also FPA Investors, which were originally entered into on March 26, 2024 and April 1, 2024. Pursuant to the Convertible 12% Promissory Notes, the holders of the notes may, in their sole discretion, require the Company to repay all or any portion of the outstanding principal amount and interest upon the receipt of cash proceeds in excess of $5.0 million. Pursuant to the letter agreements, the holders have agreed not to exercise the right to repayment until the cash proceeds received exceed an additional $5.0 million (for a total of $10.0 million in cash proceeds from the issuance date of each respective note). In exchange for signing the letter agreements, the Company has agreed to (i) pay cash consideration to each holder for an aggregate of $0.1 million, (ii) issue an aggregate of 416,667 shares of common stock to the holders, and (iii) issue an aggregate of 550,000 warrants entitling each holder to purchase shares of common stock at an exercise price of $2.00 per share.

On April 30, 2024 the Company entered into a convertible 12% promissory note agreement for $0.2 million with a one year term, issued at a less than $0.1 million discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 125,000 shares of common stock as well as warrants that allow the lender to acquire up to 165,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On May 1, 2024, the Company entered into a convertible 12% promissory note agreement for $0.2 million with a one year term, issued at a 10.0% purchase discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 166,667 shares of common stock as well as warrants that allow the lender to acquire up to 220,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On May 1, 2024, the Company entered into a convertible 12% promissory note agreement for $0.1 million with a one year term, issued at a less than $0.1 million discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 101,461 shares of common stock as well as warrants that allow the lender to acquire up to 133,929 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On May 2, 2024, the Convertible 12% Promissory Note entered into on March 26, 2024 was partially repaid, for an aggregate payment of $0.1 million.

On May 6, 2024, the Company entered into a convertible 12% promissory note agreement with a related party for $0.4 million with a one year term, issued at 10.0% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 333,333 shares of common stock as well as warrants that allow the lender to acquire up to 440,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On May 9, 2024, the Convertible 12% Promissory Note entered into on April 1, 2024 was repaid in full, for an aggregate payment of $0.4 million.

On June 4, 2024, the Company entered into a convertible 12% promissory note agreement for less than $0.1 million with a one year term, issued at a 10.0% purchase discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. In connection with this agreement, the Company issued the lender 33,333 shares of common stock as well as warrants to the lender that allow the lender to acquire up to 44,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On June 6, 2024, the Company entered into a convertible 12% promissory note agreement for $0.1 million with a one year term, issued at a 23.2% purchase discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. In connection with this agreement, the Company issued the lender 83,333 shares of common stock as well as warrants to the lender to acquire up to 110,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On June 7, 2024, the Company entered into a convertible 12% promissory note agreement with a related party for $0.1 million with a one year term, issued at a 10.0% purchase discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. In connection with this agreement, the Company issued the lender 83,333 shares of common stock as well as warrants to the lender that allow the lender to acquire up to 110,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On June 11, 2024, the Company entered into a convertible 12% promissory note agreement for $0.1 million with a one year term, issued at a 10.0% purchase discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. In connection with this agreement, the Company issued the lender 83,333 shares of common stock as well as warrants to the lender that allow the lender to acquire up to 110,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On June 20, 2024, the Company entered into a convertible 12% promissory note agreement for $0.2 million with a 30-month term, issued at a 10.0% purchase discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. In connection with this agreement, the Company issued the lender 166,667 shares of common stock as well as warrants to the lender that allow the lender to acquire up to 220,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On June 20, 2024, as amended and restated on June 26, 2024, the Company entered into a convertible 12% promissory note agreement for $0.1 million with a 30-month term, issued at a 10.0% purchase discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. In connection with this agreement, the Company issued the lender 83,333 shares of common stock as well as warrants to the lender that allow the lender to acquire up to 110,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

Convertible Secured Promissory Note

On April 5, 2024, the Company entered into a convertible secured promissory note agreement for $5.0 million with an interest rate of the one month secured overnight financing rate plus 2.9% payable in cash in arrears on a monthly basis, with payments commencing one month from issuance which will mature on October 4, 2026. The convertible promissory note was issued in two tranches, the first of which was for $1.0 million and closed on April 8, 2024 and the second tranche was for $4.0 million which closed on April 9, 2024. The convertible secured promissory note is secured by a second lien on the Company’s owned real property located in Santa Ana, California. The convertible secured promissory note is subordinate to the $5.0 million revolving line of credit. The outstanding principal amount is convertible at any time until its maturity at the option of the lender into common stock at a $2.00 conversion price (subject to anti-dilution adjustments for stock splits and the like). Concurrently with this agreement, the lender is entitled to receive 833,333 shares of common stock upon the first closing and an amount of shares equal to $2.5 million divided by a five days VWAP measurement upon issuance in connection with the second closing. The lender is also entitled to warrants to acquire up to 1,000,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

Forward Purchase Contract Amendment

On April 18, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor, which had been previously amended on January 19, 2024, to amend the Reset Price to establish a floor of $1.27 and gives the FPA Investor the ability to purchase up to 248,360 additional FPA Shares. In connection with this amendment, the Company issued 248,360 FPA Shares to the FPA Investor, subject to the terms of such FPA Investor’s FPA, as amended. Following this amendment, the FPA Investors may subscribe for and purchase a total of 1,167,990 additional shares of common stock under the Private Placement Agreements.

PIPE Warrant Amendments

On April 25, 2024, the Company amended and restated the PIPE Warrants to (i) delay the Investor’s right to convert the PIPE Warrants on a cashless basis and (ii) reset and cap the exercise price to $2.00 per share for all PIPE Warrants.

Convertible Bridge Loans

On April 12, 2024, the maturity of the 2024 Related Party Convertible Bridge Loan was amended to be the earliest of (i) 90 days from issuance, (ii) upon a financing event with third parties exceeding $5.0 million, (iii) the occurrence of any event of default, or (iv) the acceleration of the amended and restated short term bridge note. The 2024 Related Party Convertible Bridge Loan was repaid in full on April 17, 2024 for an aggregate payment of $0.5 million

On April 18, 2024, two of the Convertible Bridge Loans entered into on February 7, 2024 and March 21, 2024 were repaid in full, for an aggregate payment of $0.3 million.

On April 19, 2024, one of the Convertible Bridge Loans was amended to extend the maturity date to be the earliest of (i) 90 days from issuance, (ii) upon a financing event with third parties exceeding $5.0 million, (iii) the occurrence of any event of default, or (iv) the acceleration of the amended and restated short term bridge note. In connection with the amendment, the repayment amount was amended to include a 24.6% bridge premium and the Company issued the lender 16,667 shares of common stock as well as warrants that allow the lender to acquire up to 22,000 shares of common stock at an initial exercise price of $2.00 per share. On April 25, 2024, $0.1 million, representing a portion of the outstanding balance was repaid to the lender. Less than $0.1 million remains outstanding on the related Convertible Bridge Loan.

On May 24, 2024, the Company entered into two bridge loan agreements for total proceeds of $0.1 million with a 23.2% premium due at maturity. The bridge loans mature at the earlier of (i) 12 months from issuance or (ii) upon a financing event with third parties exceeding $10.0 million. The counterparties to these bridge loan agreements are also entitled to receive 83,334 shares of common stock as well as 110,000 warrants to purchase 110,000 shares of the Company’s common stock at an initial exercise price of $2.00 per share.

On May 27, 2024, the Company entered into a bridge loan agreement for less than $0.1 million with a 23.2% premium due at maturity. The bridge loan matures at the earlier of (i) 12 months from issuance or (ii) upon a financing event with third parties exceeding $10.0 million. The counterparty to the bridge loan agreement is also entitled to receive 16,667 shares of common stock as well as 22,000 warrants to purchase 22,000 shares of the Company’s common stock at an initial exercise price of $2.00 per share.

Zero Coupon Convertible Promissory Note

On May 7, 2024, the Company entered into a zero coupon convertible promissory note agreement for $0.6 million with a one year term, issued at $0.1 million discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 416,667 shares of common stock as well as warrants that allow the lender to acquire up to 550,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment. Pursuant to the agreement, the Company may issue up to three additional zero coupon convertible promissory notes in the aggregate principal amount of $1.8 million. In connection with the three additional tranches, the Company may issue an aggregate of up to 1,250,000 additional shares of common stock and issue warrants that entitle holders to an aggregate of up to 1,650,000 shares of common stock at the lender’s sole discretion. Each additional promissory note will have identical terms as the original note, and each additional common stock purchase warrant will have identical terms as the original warrant.

Convertible Promissory Notes

On May 9, 2024, the Company entered into a securities purchase agreement, common stock purchase warrant agreement, and convertible promissory note agreement (“May Purchase Agreement”). The May Purchase Agreement consisted of four tranches, with each tranche comprised of a $0.4 million convertible promissory note with a one year term, issued at $0.1 million discount, as well as 250,000 shares of common stock and warrants that allow the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share. The closing of the tranches is at the sole discretion of the lender. Concurrently with the execution of the May Purchase Agreement, the first tranche closed and the Company received $0.3 million in proceeds. On June 18, 2024, the second tranche closed and the Company received an additional $0.3 million in proceeds.

16. Subsequent Events

Forward Purchase Contract Amendments

On January 2, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor to increase the prepayment shortfall by $0.5 million in exchange for a $0.5 million payment to the Company. All other terms and conditions remained unchanged.

On January 11, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor to increase the prepayment shortfall by $0.5 million in exchange for a $0.5 million payment to the Company. All other terms and conditions remained unchanged.

On January 19, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor to increase the prepayment shortfall by $0.3 million plus 20% of the then-current prepayment shortfall balance in exchange for a $0.3 million payment to the Company. The agreement also amends the Reset Price such that the Reset Price (i) is adjusted on a rolling basis as based on the weekly trailing VWAP subject to a ceiling of $10.44 per share (“Initial Price”), and (ii) discounts of generally 10% to the VWAP measurement that benefit the FPA Investor. All other terms and conditions remained unchanged.

On February 21, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor to increase the prepayment shortfall by $0.2 million and increase the Bonus Shares by 200,000 in exchange for a $0.2 million payment to the Company. All other terms and conditions remained unchanged.

PIPE Warrants Amendment

On February 9, 2024, the Company amended their Warrant Subscription Agreement with a Warrant Investor to, among other things, (i) make all subscription warrants held by the Warrant Investor immediately eligible to accelerate the share conversion provisions of the Warrant Subscription Agreement in exchange for a cash payment of $0.3 million, (ii) a second cash payment of up to $0.3 million based on the trailing 5-day VWAP following the effective registration of the shares, (iii) to grant the Warrant Investor “Most Favored Nation” status with respect to warrant restructuring for so long as any subscription warrants remain outstanding and (iv) to grant certain registration rights to the Warrant Investor. All other terms and conditions remained unchanged.

Convertible Bridge Loans

On February 7, 2024, the Company entered into a related party bridge loan agreement for $0.4 million with a 20% premium due at maturity. The related party bridge loan matures at the earlier of (i) 60 days from issuance or (ii) upon a financing event with third parties exceeding $5.0 million. In April 2024 the maturity of the bridge loan was amended to be the earliest of (i) 90 days from issuance, (ii) upon a financing event with third parties exceeding $5.0 million, or (iii) the occurrence of any event of default. The counterparty to this bridge loan agreement is also entitled to receive 400,000 warrants to purchase 400,000 shares of the Company’s common stock each at a strike price of $2.00 per share.

On February 20, 2024, the Company entered into a bridge loan agreement for $0.1 million with a 20% premium due at maturity. The bridge loan matures at the earlier of (i) 60 days from issuance or (ii) upon a financing event with third parties exceeding $10.0 million. The counterparty to this bridge loan agreement also received 100,000 warrants to purchase 100,000 shares of the Company’s common stock at a $2.00 strike price per share.

On February 27, 2024, the Company entered into a bridge loan agreement for $0.1 million with a 20% premium due at maturity. The bridge loan matures at the earlier of (i) 60 days from issuance or (ii) upon a financing event with third parties exceeding $5.0 million. The counterparty to this bridge loan agreement is also entitled to receive 3,667 shares of common stock as well as 375,000 warrants to purchase 375,000 shares of the Company’s common stock at a $1.50 strike price per share.

On March 7, 2024, the Company entered into a bridge loan agreement for $0.1 million with a 20% premium due at maturity. The bridge loan matures at the earlier of (i) 60 days from issuance or (ii) upon a financing event with third parties exceeding $5.0 million. The counterparty to this bridge loan agreement is also entitled to receive 3,667 shares of common stock as well as 375,000 warrants to purchase 375,000 shares of the Company’s common stock at a strike price.

Bridge Loans

On March 7, 2024, the Company entered into two bridge loan agreements for $0.1 million each that matured on March 22, 2024 with a 7.5% premium due at maturity. Both bridge loans were subsequently paid in full on April 10, 2024.

Convertible Promissory Notes

On March 21, 2024, the Company entered into a 12% promissory note agreement for $0.3 million with a one year term, issued at a 10% discount. The lender retained the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. The promissory note was subsequently paid in full on April 8, 2024. Concurrently with this agreement, the Company issued the lender warrants entitling the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On March 26, 2024, the Company entered into a 12% promissory note agreement with lender who is also a FPA Investor for $0.3 million with a one year term, issued at a 10% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender warrants entitling the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On April 1, 2024, the Company entered into a 12% promissory note agreement for $0.2 million with a one year term, issued at a 10% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender warrants entitling the lender to acquire up to 220,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On April 1, 2024, the Company entered into a 12% promissory note agreement with lender who is also a FPA Investor for $0.3 million with a one year term, issued at a 10% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender warrants entitling the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

Convertible Secured Promissory Note

On April 5, 2024, the Company entered into a convertible secured promissory note agreement for $5.0 million with an interest rate of the one month secured overnight financing rate plus 2.85% payable in cash in arrears on a monthly basis, with payments commencing one month from issuance which will mature on October 4, 2026. The convertible promissory note was issued in two tranches, the first of which was for $1.0 million and closed on April 8, 2024 and the second tranche was for $4.0 million which closed on April 9, 2024. The convertible secured promissory note is secured by a second lien on the Company’s owned real property located in Santa Ana, California. The convertible secured promissory note is subordinate to the $5.0 million revolving line of credit. The outstanding principal amount is convertible at any time until its maturity at the option of the lender, into common stock at a $2.00 conversion price (subject to customary anti-dilution adjustments for stock splits and the like).Concurrently with this agreement, the lender is entitled to receive 833,333 shares of common stock upon the first closing and an amount of shares equal to $2.5 million divided by a five days VWAP measurement upon the second closing as well as warrants entitling the lender to acquire up to 1,000,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

Stock Option Grants

On February 12, 2024 the Board of Directors approved the grant of 3,233,028 stock options.

Sales of FPA Shares

As of the date of issuance of these financial statements, an aggregate of 1,768,121 FPA Shares were sold, 1,000,000 FPA Shares from initial issuance remained outstanding, and up to an additional 1,167,990 FPA Shares may be issued subject to the Private Placement Agreements.